RELATED PARTY TRANSACTIONS - Due To Related Parties (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 173,712	$ 141,235
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 170,328	$ 137,805
Mr. Bin Wang
RELATED PARTY TRANSACTIONS
Total due to related parties	$ 3,384	$ 3,430